Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Stock Option Activity

The following is a summary of stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term(Years)
Outstanding at December 31, 2010:	447,659	$0.27	8.62
Granted	1,141,952	2.61
LecTec stock option from Merger	464,000	3.48
Forfeited	(9,223)	(0.06)
Exercised	(98,700)	(0.27)

Outstanding at December 31, 2011:	1,945,688	2.41	7.35
Granted	267,576	2.99
Forfeited	(354,932)	(2.48)
Exercised	(58,341)	(0.27)

Outstanding at December 31, 2012	1,799,991	2.54	7.66

Exercisable at December 31, 2012	941,876	2.71	7.11

Non-vested Share-based Payment Activity With Employees

The following table represents non-vested share-based payment activity with employees for the year ended December 31, 2012 and 2011:

	Number of Options	Weighted Average Grant Date Fair Value
Nonvested options — December 31, 2010:	325,575	0.27
Granted	1,141,952	0.42
Vested	(195,099)	(0.87)
Forfeited	(9,223)	(0.004)

Nonvested options — December 31, 2011:	1,263,205	1.41
Granted	267,576	2.99
Vested	(317,734)	(1.92)
Forfeited	(354,932)	(2.48)

Nonvested options — December 31, 2012	858,115	2.36